Leases (Details 3)	12 Months Ended
Oct. 31, 2020 USD ($)
Within Five Years [Member]
IfrsStatementLineItems [Line Items]
Extension options available to be exercised	$ 580,250
New lease terms executed subsequent to October 31, 2020	405,600
Total	985,850
Later than five years [member]
IfrsStatementLineItems [Line Items]
Extension options available to be exercised	199,000
Total	$ 199,000